Equity (Details 2) - RSU [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, Beginning	77	141
Restricted share units, Converted	(30)	(59)
Restricted share units, Expired	(5)	(5)
Restricted share units, Ending	42	77